Goodwill and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill Table
Changes in the carrying amount of goodwill occurring during the nine months ended September 30, 2015 are as follows (in thousands):

	U.S.	International	BioMimetic	Total
Goodwill at December 31, 2014	$173,589	$16,041	$1,336	$190,966
Goodwill associated with acquisitions	—	3,887	—	3,887
Foreign currency translation	—	(4,285)	—	(4,285)
Goodwill at September 30, 2015	$173,589	$15,643	$1,336	$190,568

Components of Identifiable Assets Table
The components of our identifiable intangible assets are as follows (in thousands):

	September 30, 2015		December 31, 2014
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Indefinite life intangibles
In-process research and development technology	$—		$4,266
Tradename	3,951		4,004
Total indefinite life intangibles	3,951		8,270

Finite life intangibles
Distribution channels	250	212	250	194
Completed technology	37,001	11,786	33,253	9,185
Licenses	8,233	2,128	8,234	1,637
Customer relationships	32,661	6,284	27,946	4,636
Trademarks	2,756	2,416	2,798	1,850
Non-compete agreements	8,785	3,593	8,508	3,397
Other	1,231	141	771	106
Total finite life intangibles	90,917	$26,560	81,760	$21,005

Total intangibles	94,868		90,030
Less: Accumulated amortization	(26,560)		(21,005)
Intangible assets, net	$68,308		$69,025